Partners' Capital Series B Units (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Feb. 01, 2016	Oct. 08, 2015	Sep. 18, 2015	Sep. 15, 2015	Aug. 15, 2014	Jan. 29, 2014
Class of Stock [Line Items]
Limited partners, units issued (in shares)		50,504,000		51,351,000		151,937	7,500,000	7,500,000	4,622,352	3,400,000
Series B
Class of Stock [Line Items]
Limited partners, units issued (in shares)	1,168,225
Fair value, paid in kind distributions		$ 1.4	$ 2.2
Series B
Class of Stock [Line Items]
Issuance of units	$ 30.0
Shares issued upon conversion (in shares)					1
Dividend Paid | Series B
Class of Stock [Line Items]
Limited partners, units issued (in shares)		94,923	86,461